POSTRETIREMENT BENEFITS AND EMPLOYEE STOCK OWNERSHIP PLAN (Tables)	12 Months Ended
Jun. 30, 2015
Compensation and Retirement Disclosure [Abstract]
Changes in Projected Benefit Obligations, Fair Value of Plan Assets, and Funded Status of Plan [Table Text Block]
The following provides a reconciliation of benefit obligations, plan assets and funded status of these defined benefit plans:

	Pension Benefits (1)		Other Retiree Benefits (2)
Years ended June 30	2015	2014	2015	2014
CHANGE IN BENEFIT OBLIGATION
Benefit obligation at beginning of year (3)	$17,053	$14,514	$5,505	$5,289
Service cost	317	298	156	149
Interest cost	545	590	240	256
Participants' contributions	19	20	71	72
Amendments	17	4	(325)	(5)
Actuarial loss/(gain)	524	1,365	(399)	(46)
Acquisitions	7	—	—	—
Special termination benefits	11	5	23	9
Currency translation and other	(1,908)	797	(134)	20
Benefit payments	(634)	(540)	(233)	(239)
BENEFIT OBLIGATION AT END OF YEAR (3)	$15,951	$17,053	$4,904	$5,505

CHANGE IN PLAN ASSETS
Fair value of plan assets at beginning of year	$11,098	$8,561	$3,574	$3,553
Actual return on plan assets	1,016	964	10	124
Employer contributions	262	1,549	18	31
Participants' contributions	19	20	71	72
Currency translation and other	(1,156)	544	(6)	—
ESOP debt impacts (4)	—	—	36	33
Benefit payments	(634)	(540)	(233)	(239)
FAIR VALUE OF PLAN ASSETS AT END OF YEAR	$10,605	$11,098	$3,470	$3,574
Reclassification of net obligation to held for sale liabilities	336	362	—	—
FUNDED STATUS	$(5,010)	$(5,593)	$(1,434)	$(1,931)

(1)	Primarily non-U.S.-based defined benefit retirement plans.

(2)	Primarily U.S.-based other postretirement benefit plans.

(3)	For the pension benefit plans, the benefit obligation is the projected benefit obligation. For other retiree benefit plans, the benefit obligation is the accumulated postretirement benefit obligation.

(4)	Represents the net impact of ESOP debt service requirements, which is netted against plan assets for other retiree benefits.

Pension Plans with Accumulated and Projected Benefit Obligations in Excess of Plan Assets
Components of the net periodic benefit cost were as follows:

	Pension Benefits			Other Retiree Benefits
Years ended June 30	2015	2014	2013	2015	2014	2013
AMOUNTS RECOGNIZED IN NET PERIODIC BENEFIT COST
Service cost	$317	$298	$300	$156	$149	$190
Interest cost	545	590	560	240	256	260
Expected return on plan assets	(732)	(701)	(587)	(406)	(385)	(382)
Prior service cost/(credit) amortization	30	26	18	(20)	(20)	(20)
Net actuarial loss amortization	275	214	213	105	118	199
Special termination benefits	11	5	39	23	9	18
Curtailments, settlements and other	—	—	4	—	—	—
GROSS BENEFIT COST	446	432	547	98	127	265
Dividends on ESOP preferred stock	—	—	—	(58)	(64)	(70)
NET PERIODIC BENEFIT COST/(CREDIT)	$446	$432	$547	$40	$63	$195
CHANGE IN PLAN ASSETS AND BENEFIT OBLIGATIONS RECOGNIZED IN AOCI
Net actuarial loss/(gain) - current year	$240	$1,102		$(3)	$215
Prior service cost/(credit) - current year	17	4		(325)	(5)
Amortization of net actuarial loss	(275)	(214)		(105)	(118)
Amortization of prior service (cost)/credit	(30)	(26)		20	20
Currency translation and other	(677)	245		(34)	2
TOTAL CHANGE IN AOCI	(725)	1,111		(447)	114
NET AMOUNTS RECOGNIZED IN PERIODIC BENEFIT COST AND AOCI	$(279)	$1,543		$(407)	$177

	Pension Benefits		Other Retiree Benefits
Years ended June 30	2015	2014	2015	2014
CLASSIFICATION OF NET AMOUNT RECOGNIZED
Noncurrent assets	$276	$69	$—	$—
Current liabilities	(39)	(40)	(20)	(25)
Noncurrent liabilities	(5,247)	(5,622)	(1,414)	(1,906)
NET AMOUNT RECOGNIZED	$(5,010)	$(5,593)	$(1,434)	$(1,931)
AMOUNTS RECOGNIZED IN ACCUMULATED OTHER COMPREHENSIVE INCOME (AOCI)
Net actuarial loss	$4,488	$5,169	$1,731	$1,871
Prior service cost/(credit)	300	344	(346)	(39)
NET AMOUNTS RECOGNIZED IN AOCI	$4,788	$5,513	$1,385	$1,832

Schedule of Accumulated and Projected Benefit Obligations [Table Text Block]
Pension plans with accumulated benefit obligations in excess of plan assets and plans with projected benefit obligations in excess of plan assets consisted of the following:

	Accumulated Benefit Obligation Exceeds the Fair Value of Plan Assets		Projected Benefit Obligation Exceeds the Fair Value of Plan Assets
Years ended June 30	2015	2014	2015	2014
Projected benefit obligation	$13,411	$14,229	$14,057	$15,325
Accumulated benefit obligation	11,918	12,406	12,419	13,279
Fair value of plan assets	7,931	8,353	8,435	9,301

Schedule of Amounts in Accumulated Other Comprehensive Income (Loss) to be Recognized over Next Fiscal Year [Table Text Block]
Amounts expected to be amortized from AOCI into net periodic benefit cost during the year ending June 30, 2016, are as follows:

	Pension Benefits	Other Retiree Benefits
Net actuarial loss	$270	$78
Prior service cost/(credit)	30	(52)

Schedule of Assumptions Used [Table Text Block]
The weighted average assumptions used to determine benefit obligations recorded on the Consolidated Balance Sheets as of June 30, were as follows: (1)

	Pension Benefits		Other Retiree Benefits
	2015	2014	2015	2014
Discount rate	3.1%	3.5%	4.5%	4.4%
Rate of compensation increase	3.1%	3.2%	N/A	N/A
Health care cost trend rates assumed for next year	N/A	N/A	6.8%	6.8%
Rate to which the health care cost trend rate is assumed to decline (ultimate trend rate)	N/A	N/A	5.0%	5.0%
Year that the rate reaches the ultimate trend rate	N/A	N/A	2021	2021

(1)	Determined as of end of year.
The weighted average assumptions used to determine net benefit cost recorded on the Consolidated Statement of Earnings for the years ended June 30, were as follows: (1)

	Pension Benefits			Other Retiree Benefits
Years ended June 30	2015	2014	2013	2015	2014	2013
Discount rate	3.5%	4.0%	4.2%	4.4%	4.8%	4.3%
Expected return on plan assets	7.2%	7.2%	7.3%	8.3%	8.3%	8.3%
Rate of compensation increase	3.2%	3.2%	3.3%	N/A	N/A	N/A

(1)	Determined as of beginning of year and adjusted for acquisitions.

Schedule of Effect of One-Percentage-Point Change in Assumed Health Care Cost Trend Rates [Table Text Block]
A one percentage point change in assumed health care cost trend rates would have the following effects:

	One-Percentage Point Increase	One-Percentage Point Decrease
Effect on the total service and interest cost components	$81	$(62)
Effect on the accumulated postretirement benefit obligation	824	(642)

Schedule of Allocation of Plan Assets [Table Text Block]
Our target asset allocation for the year ended June 30, 2015, and actual asset allocation by asset category as of June 30, 2015 and 2014, were as follows:

	Target Asset Allocation		Actual Asset Allocation at June 30
	Pension Benefits	Other Retiree Benefits	Pension Benefits		Other Retiree Benefits
Asset Category			2015	2014	2015	2014
Cash	2%	2%	2%	1%	1%	1%
Debt securities	51%	3%	50%	51%	5%	6%
Equity securities	47%	95%	48%	48%	94%	93%
TOTAL	100%	100%	100%	100%	100%	100%

Pension and Postretirement Plan Assets By Fair Value Hierarchy

	Pension Benefits
	Level 1		Level 2		Level 3		Total
Years ended June 30	2015	2014	2015	2014	2015	2014	2015	2014
ASSETS AT FAIR VALUE
Cash and cash equivalents	$154	$79	$112	$—	$—	$—	$266	$79
Collective fund - equity	—	—	5,054	5,336	—	—	5,054	5,336
Collective fund - fixed income	—	—	5,162	5,539	—	—	5,162	5,539
Other	4	5	—	—	119	139	123	144
TOTAL ASSETS AT FAIR VALUE	$158	$84	$10,328	$10,875	$119	$139	$10,605	$11,098

	Other Retiree Benefits
	Level 1		Level 2		Level 3		Total
Years ended June 30	2015	2014	2015	2014	2015	2014	2015	2014
ASSETS AT FAIR VALUE
Cash and cash equivalents	$36	$30	$—	$—	$—	$—	$36	$30
Company stock	—	—	3,239	3,304	—	—	3,239	3,304
Common collective fund - equity	—	—	17	18	—	—	17	18
Common collective fund - fixed income	—	—	178	217	—	—	178	217
Other	—	—	—	—	—	5	—	5
TOTAL ASSETS AT FAIR VALUE	$36	$30	$3,434	$3,539	$—	$5	$3,470	$3,574

Pension and Other Postretirement Benefits, Expected Benefit Payments [Text Block]
Total benefit payments expected to be paid to participants, which include payments funded from the Company's assets and payments from the plans are as follows:

Years ending June 30	Pension Benefits	Other Retiree Benefits
EXPECTED BENEFIT PAYMENTS
2016	$533	$182
2017	542	196
2018	560	210
2019	572	223
2020	587	235
2021 - 2025	3,403	1,334

Employee Stock Ownership Plan (ESOP) Disclosures [Table Text Block]
The number of preferred shares outstanding at June 30 was as follows:

Shares in thousands	2015	2014	2013
Allocated	42,044	44,465	45,535
Unallocated	7,228	8,474	9,843
TOTAL SERIES A	49,272	52,939	55,378

Allocated	23,074	22,085	21,278
Unallocated	34,096	35,753	37,300
TOTAL SERIES B	57,170	57,838	58,578